Capital and reserves - Summary of pre-tax tax amounts of component of other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pre-tax
Currency translation differences (including reclassifications), Pre-tax		$ 2,418	$ (3,771)	$ 1,866
Available-for-sale investments (including reclassifications), Pre-tax	[1]	0	0	14
Cash flow hedges (including reclassifications), pre-tax		6	(6)	425
Costs of hedging (including reclassifications), Pre-tax		53	(186)
Share of items relating to equity-accounted entities, net of tax, Pre-tax		82	417	564
Other, Pre-tax		0	0	0
Tax
Currency translation differences (including reclassifications), Tax		(2)	(16)	(95)
Cash flow hedges (including reclassifications), Tax		(1)	0	(29)
Costs of hedging (including reclassifications), Tax		(3)	13
Share of items relating to equity-accounted entities, net of tax, Tax		0	0	0
Other, Tax		(64)	7	(72)
Available-for-sale investments (including reclassifications), Tax				0
Currency translation differences (including reclassifications), Net of tax		2,416	(3,787)	1,771
Available-for-sale investments (including reclassifications), Net of tax				14
Cash flow hedges (including reclassifications), Net of tax		5	(6)	396
Costs of hedging (including reclassifications), Net of tax		50	(173)
Share of items relating to equity-accounted entities, net of tax, Net of tax	[1]	82	417	564
Other, Net of tax		(64)	7	(72)
Pre-tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Pre-tax	[1]	328	2,317	3,646
Cash flow hedges that will subsequently be transferred to the balance sheet, Pre-tax	[1]	(3)	(37)	0
Tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax		(157)	(718)	(1,303)
Cash flow hedges that will subsequently be transferred to the balance sheet, Tax		0	0
Remeasurements of the net pension and other post-retirement benefit liability or asset, Net of tax		171	1,599	2,343
Costs of hedges that will subsequently be transferred to the balance sheet		(3)	(37)
Other comprehensive income, Pre-tax		2,884	(1,266)	6,515
Other comprehensive income, Tax		(227)	(714)	(1,499)
Other comprehensive income	[1],[2]	$ 2,657	$ (1,980)	$ 5,016

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.